Consolidated condensed income statements - USD ($) shares in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Consolidated condensed income statements [Abstract]
Revenue		$ 554,619	$ 555,284
Other operating income		40,479	36,036
Employee benefit expenses		(49,535)	(40,111)
Depreciation, amortization, and impairment charges		(207,118)	(217,809)
Other operating expenses		(161,287)	(179,096)
Operating profit		177,158	154,304
Financial income		10,590	3,199
Financial expense		(162,945)	(164,183)
Net exchange differences		(89)	7,337
Other financial expense, net		(6,943)	(2,131)
Financial expense, net		(159,387)	(155,779)
Share of profit of entities carried under the equity method		10,852	18,323
Profit before income tax		28,623	16,848
Income tax		2,168	(6,050)
Profit for the period		30,791	10,798
Profit attributable to non-controlling interests		(6,130)	(6,728)
Profit for the period attributable to the Company		$ 24,661	$ 4,070
Weighted average number of ordinary shares outstanding - basic (in shares)		116,147	113,541
Average number of ordinary shares outstanding - diluted (in shares)		119,715	117,902
Basic earnings per share (in dollars per share)		$ 0.21	$ 0.04
Diluted earnings per share (in dollars per share)	[1],[2],[3]	$ 0.21	$ 0.04

[1]	Antidilutive effect applied, where applicable (see Note 21)
[2]	Notes 1 to 22 form an integral part of the Consolidated Condensed Interim Financial Statements.
[3]	The potential ordinary shares related to the Green Exchangeable Notes and the long-term incentive plans granted to employees have not been considered in the calculation of diluted earnings per share for the six-month periods ended June 30, 2023 and 2022, as they have an antidilutive effect.